Salaries (Details) - Schedule of salaries ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Schedule of salaries [Abstract]
Total salaries and incidentals	₪ 2,476		₪ 2,574	₪ 2,578
Less - salaries recognized in investments in property, plant and equipment and in intangible assets	539		579	571
Salaries	₪ 1,937	$ 560	₪ 1,995	₪ 2,007